CONSOLIDATED STATEMENTS OF INCOME - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues:
Location based services	$ 169,752	$ 141,940	$ 127,683
Wireless communications products	64,884	57,634	47,945
Total revenues	234,636	199,574	175,628
Cost of revenues:
Location based services	56,572	48,916	46,823
Wireless communications products	58,680	48,627	38,924
Total cost of revenues	115,252	97,543	85,747
Gross profit	119,384	102,031	89,881
Research and development expenses	3,160	2,895	2,401
Selling and marketing expenses	12,246	10,074	9,303
General and administrative expenses	47,590	40,228	37,801
Other expenses (income), net (Note 13)	(147)	836	(268)
Operating income	56,535	47,998	40,644
Financing income (expenses), net (Note 14)	(989)	2,056	1,189
Income before income tax	55,546	50,054	41,833
Income tax expenses (Note 15)	(17,705)	(14,877)	(12,822)
Share in gains (losses) of affiliated companies, net (Note 4A)	8,520	(449)	(2,439)
Net income for the year	46,361	34,728	26,572
Less: Net income attributable to non-controlling interest	(2,567)	(2,589)	(1,601)
Net income attributable to the Company	$ 43,794	$ 32,139	$ 24,971
Basic and diluted earnings per share attributable to Company's stockholders (Note 16)	$ 2.09	$ 1.53	$ 1.19
Basic and diluted weighted average number of shares outstanding	20,968	20,968	20,968